Information about the main subsidiaries (Details Narrative) - ARS ($)		1 Months Ended	12 Months Ended
	Jan. 08, 2019	Aug. 10, 2018	Jun. 30, 2022	Dec. 26, 2021	Jun. 30, 2021	Sep. 21, 2020	Jun. 28, 2019
Statement [Line Items]
Non-controlling interest			$ 4,309		$ 25,441
Designated percentage	46.31%	46.316%
Description of legal reserve			According to Law N° 19,550, 5% of the profit of the year is destined to the constitution of a legal reserve until it reaches the legal capped amount (20% of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses
Description of term monthly fees			established an initial monthly fee of ARS 0.2 million (plus VAT) until December 31, 2025, and ARS 0.25 million (plus VAT) as of January 1, 2026, these values being adjustable every 2 years until the end of the term of the concession
Amount set as real surety							$ 60,500,000
Expiration period			November 18, 2018
Income received percentage		7.36%
IRSA [Member]
Statement [Line Items]
Non-controlling interest					$ 23,862
PAMSA [Member]
Statement [Line Items]
Non-controlling interest			$ 1,579
IDBD [Member]
Statement [Line Items]
Claimed amount						$ 140,000,000
Compensation amount				$ 140,000,000